Quarterly Holdings Report
for

Fidelity® Municipal Income 2025 Fund

March 31, 2020

M25-QTLY-0520
1.9885833.102

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 108.5%
	Principal Amount	Value
Alabama - 0.5%
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/25	100,000	112,735
Arizona - 4.1%
Glendale Trans. Excise Tax Rev. 5% 7/1/25 (FSA Insured)	75,000	89,121
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (a)	$250,000	$286,528
Series 2017 B, 5% 7/1/25	250,000	291,813
Tucson Wtr. Rev. Series 2017, 5% 7/1/25	250,000	297,490

TOTAL ARIZONA		964,952

California - 4.4%
California Muni. Fin. Auth. Rev. Series 2017 A, 5% 7/1/25	410,000	471,225
Poway Unified School District Series 2009, 0% 8/1/25	90,000	83,280
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (a)	150,000	172,967
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	270,000	313,975

TOTAL CALIFORNIA		1,041,447

Colorado - 0.8%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	177,472
Connecticut - 7.1%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/25	175,000	202,907
Series 2016 D, 5% 8/15/25	330,000	384,130
Connecticut Health & Edl. Facilities Auth. Rev.:
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	46,103
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	461,028
Series K1, 5% 7/1/25	280,000	303,895
Series K3, 5% 7/1/25	200,000	216,968
Series N, 5% 7/1/25	50,000	54,849

TOTAL CONNECTICUT		1,669,880

District Of Columbia - 3.1%
District of Columbia Rev. Series 2018, 5% 10/1/25	75,000	86,925
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2020 A, 5% 10/1/25 (a)(b)	300,000	344,205
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	296,373

TOTAL DISTRICT OF COLUMBIA		727,503

Florida - 9.3%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (a)	500,000	570,260
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/25 (a)	300,000	344,664
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/25	250,000	292,910
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/25	430,000	506,463
Palm Beach County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/25	50,000	59,579
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	47,286
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	237,656
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	116,999

TOTAL FLORIDA		2,175,817

Georgia - 0.9%
Atlanta Arpt. Rev. Series 2019 B:
5% 7/1/25 (a)	50,000	57,440
5% 7/1/25	125,000	146,111

TOTAL GEORGIA		203,551

Illinois - 15.3%
Champaign County Cmnty. Unit Series 2019, 4% 6/1/25	200,000	225,438
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (a)	100,000	111,626
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	291,620
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2017, 5% 2/1/25	230,000	264,870
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	145,000	165,565
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	236,562
Series 2016, 5% 5/15/25	250,000	291,295
Series 2019, 5% 9/1/25	200,000	217,718
Illinois Gen. Oblig.:
Series 2013, 5.5% 7/1/25	200,000	209,794
Series 2017 D, 5% 11/1/25	25,000	26,380
Illinois Sales Tax Rev. Series 2016 D, 5% 6/15/25	100,000	102,304
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (FSA Insured)	185,000	169,858
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	270,000	238,278
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/25	365,000	424,192
Will County Cmnty. Unit School District #365-U Series 2012, 0% 11/1/25	675,000	608,081

TOTAL ILLINOIS		3,583,581

Indiana - 0.4%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (c)	55,000	57,521
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	29,542

TOTAL INDIANA		87,063

Kentucky - 2.0%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	118,015
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	349,587

TOTAL KENTUCKY		467,602

Louisiana - 0.5%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (a)	100,000	113,162
Maine - 3.9%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2013, 5% 7/1/25	265,000	288,137
Series 2017 A, 4% 7/1/25	465,000	512,844
Series 2017 B, 4% 7/1/25	100,000	110,289

TOTAL MAINE		911,270

Maryland - 1.8%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	177,740
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017, 2.5% 11/1/24	250,000	250,000

TOTAL MARYLAND		427,740

Massachusetts - 5.8%
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	278,943
Bonds Series 2017 A2, 5%, tender 1/30/25 (c)	10,000	11,537
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	150,000	174,104
Series 2019 K, 5% 7/1/25	50,000	58,035
Series 2019, 5% 7/1/25	170,000	192,037
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	250,000	289,223
Massachusetts Port Auth. Rev. Series 2019 C, 5% 7/1/25 (a)	300,000	349,845

TOTAL MASSACHUSETTS		1,353,724

Michigan - 5.7%
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/25 (b)	300,000	342,207
Grand Traverse County Hosp. Fin. Auth. Series 2019 A, 5% 7/1/25	150,000	176,159
Milan Area Schools Series 2019, 5% 5/1/25	355,000	415,130
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/25 (b)	100,000	111,394
Warren Consolidated School District Series 2017, 4% 5/1/25 (FSA Insured)	250,000	278,225

TOTAL MICHIGAN		1,323,115

Missouri - 4.4%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (FSA Insured)	370,000	421,097
Series 2017 B, 5% 7/1/25 (FSA Insured) (a)	250,000	281,488
Series 2019 C, 5% 7/1/25	290,000	329,281

TOTAL MISSOURI		1,031,866

Nevada - 0.3%
Clark County School District Series 2017 A, 5% 6/15/25	60,000	69,568
New Hampshire - 1.6%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	58,789
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	234,878
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016, 5% 10/1/25	70,000	82,288

TOTAL NEW HAMPSHIRE		375,955

New Jersey - 5.9%
New Jersey Econ. Dev. Auth. Lease Rev. (Libersty State Park Proj.) Series 2015 A, 5% 6/15/25	200,000	215,360
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	250,000	269,200
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	114,703
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	16,655
Series 2016 E, 5% 7/1/25	50,000	58,610
New Jersey Health Care Facilities Fing. Auth. Rev. (St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	400,000	459,948
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/25	20,000	21,933
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/25	140,000	121,890
Series 2016 A, 5% 6/15/25	40,000	44,279
Series AA, 5% 6/15/25	50,000	53,840

TOTAL NEW JERSEY		1,376,418

New York - 1.9%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2016 A, 5% 7/1/25	30,000	35,398
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/25 (a)	255,000	291,865
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	109,749
Series 2018, 5% 1/1/25	15,000	16,336

TOTAL NEW YORK		453,348

Ohio - 4.8%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	177,116
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	165,087
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/25	200,000	227,230
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	230,514
(Xavier Univ. 2015 Proj.) Series 2015 C, 5% 5/1/25	190,000	218,169
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	114,826

TOTAL OHIO		1,132,942

Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 5% 8/15/25	25,000	28,948
Oregon - 2.9%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25	200,000	204,078
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/25 (a)	420,000	480,467

TOTAL OREGON		684,545

Pennsylvania - 11.4%
Berks County Muni. Auth. Rev. (Tower Health Proj.) Series 2020 A, 5% 2/1/25	600,000	692,461
Butler County Hosp. Auth. Hosp. Rev. Series 2015 A, 5% 7/1/25	20,000	22,997
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	117,665
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/25	200,000	235,466
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	125,000	135,668
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/25	125,000	142,263
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	110,000	129,679
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	50,000	57,981
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/25	200,000	233,450
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2016, 5% 5/1/25	200,000	229,652
Series 2015 AQ, 5% 6/15/25	200,000	232,110
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	23,645
Series 2018 A, 5% 9/1/25	50,000	59,113
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/25	300,000	353,361

TOTAL PENNSYLVANIA		2,665,511

Tennessee - 2.6%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	250,000	284,195
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	17,245
Series 2017, 5% 4/1/25	265,000	301,819

TOTAL TENNESSEE		603,259

Texas - 2.0%
Dallas County Gen. Oblig. Series 2016, 5% 8/15/25	200,000	238,800
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/25 (a)	200,000	226,878

TOTAL TEXAS		465,678

Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/25 (a)	30,000	34,048
Vermont - 0.5%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A, 5% 6/15/25 (a)	105,000	120,506
Virginia - 0.6%
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/25	125,000	135,919
Washington - 2.3%
Port of Seattle Rev. Series 2017 C, 5% 5/1/25 (a)	465,000	537,600
Wisconsin - 1.5%
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (c)	40,000	45,838
Series 2016, 5% 2/15/27 (Pre-Refunded to 8/15/25 @ 100)	10,000	11,907
Series 2017 A:
5% 4/1/25	155,000	181,843
5% 9/1/25	100,000	114,084

TOTAL WISCONSIN		353,672

TOTAL MUNICIPAL BONDS
(Cost $25,014,137)		25,410,397
TOTAL INVESTMENT IN SECURITIES - 108.5%
(Cost $25,014,137)		25,410,397
NET OTHER ASSETS (LIABILITIES) - (8.5)%		(1,995,377)
NET ASSETS - 100%		$23,415,020

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$2,116
Total	$2,116

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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